11. SUPPLEMENTAL DISCLOSURE REGARDING CASH FLOWS: Schedule of Cash Flows Supplemental Items (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Cash Flows Supplemental Items

	Year	Year	Year
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
	2018	2017	2016
Cash paid during the year for interest	8,236	93,583	5,514
Cash paid during the year for income taxes	44,070	43,484	-

Transactions not involving cash:
Fair value of acquisition consideration payable in equity (Note 10)	500,000	-	-
Fair value of warrants exercised	-	-	22,695